Revenue recognition and operating segments (Tables)	12 Months Ended
Dec. 31, 2022
Revenue recognition and operating segments
Schedule of revenue and profit

				Operating	Operating	Operating
	Revenue	Revenue[1]	Revenue[1]	profit	profit[1]	profit[1]
	2022	2021	2020	2022	2021	2020
	£m	£m	£m	£m	£m	£m
North America[2]
Pest Control	1,746	1,149	979	297	187	131
Hygiene & Wellbeing	103	142	218	18	29	78
	1,849	1,291	1,197	315	216	209
Europe (incl. LATAM)
Pest Control	427	350	324	103	92	75
Hygiene & Wellbeing	322	316	330	53	54	59
France Workwear	192	166	173	31	17	19
	941	832	827	187	163	153
UK & Sub-Saharan Africa
Pest Control	187	176	163	48	46	37
Hygiene & Wellbeing	183	183	164	48	49	22
	370	359	327	96	95	59
Asia & MENAT
Pest Control	231	187	171	34	25	20
Hygiene & Wellbeing	90	84	92	11	11	16
	321	271	263	45	36	36
Pacific
Pest Control	104	90	81	16	14	15
Hygiene & Wellbeing	123	107	97	32	25	20
	227	197	178	48	39	35
Central and regional overheads	6	7	11	(108)	(97)	(95)
Restructuring costs	—	—	—	(12)	(10)	(13)
Revenue and Adjusted Operating Profit	3,714	2,957	2,803	571	442	384
One-off and adjusting items[3]				(136)	(21)	(8)
Amortisation and impairment of intangible assets[4]				(118)	(74)	(82)
Operating Profit				317	347	294
Share of profit from associates (net of tax)				9	8	8
Net adjusted interest payable				(48)	(34)	(37)
Net interest adjustments				18	4	(35)
Profit Before Tax				296	325	230
1.	During 2022, internal management reporting structures changed and revenue and profit have been represented for 2020 and 2021 under the new structure.
2.	During 2022 there were impairment losses recognised in North America of £17m (2021: £nil; 2020: £nil) related to ROU assets and £8m (2021: £nil; 2020: £nil) related to property, plant and equipment.
3.	One-off and adjusting items are disclosed at Note A7.
4.	Excluding computer software.

				Operating	Operating	Operating
	Revenue	Revenue	Revenue[1]	profit	profit	profit[1]
	2022	2021	2020	2022	2021	2020
	£m	£m	£m	£m	£m	£m
Pest Control	2,695	1,952	1,718	498	364	278
Hygiene & Wellbeing	821	832	901	162	168	195
France Workwear	192	166	173	31	17	19
Total business segments	3,708	2,950	2,792	691	549	492
Central and regional overheads	6	7	11	(108)	(97)	(95)
Restructuring costs	—	—	—	(12)	(10)	(13)
Revenue and Adjusted Operating Profit	3,714	2,957	2,803	571	442	384
One-off and adjusting items[2]				(136)	(21)	(8)
Amortisation and impairment of intangible assets[3]				(118)	(74)	(82)
Operating Profit				317	347	294
1.	During 2022, internal management reporting structures changed and revenue and profit have been represented for 2020 and 2021 under the new structure.
2.	One-off and adjusting items are disclosed in Note A7.
3.	Excluding computer software.

Schedule of revenue and non-current assets by countries

		Non-current		Non-current		Non-current
	Revenue	assets[1]	Revenue	assets[1]	Revenue	assets[1]
	2022	2022	2021	2021	2020	2020
	£m	£m	£m	£m	£m	£m
UK	296	192	292	180	260	176
USA	1,786	7,033	1,240	1,768	1,153	1,550
France	338	268	306	234	310	249
Australia	166	132	149	120	132	114
India	58	83	54	81	49	82
Spain	56	76	46	42	44	41
Other countries	1,014	688	870	454	855	411
Total	3,714	8,472	2,957	2,879	2,803	2,623
1.	Non-current assets include intangible assets, property, plant and equipment, right-of-use assets, contract cost assets and non-current other receivables.

Schedule of analysis of revenue by business segment and by Type

	Revenue	Revenue	Revenue
	2022	2021	2020
	£m	£m	£m
Recognised over time
Contract service revenue	2,610	2,009	1,878
Recognised at a point in time
Job work	724	641	651
Sales of goods	380	307	274
Total	3,714	2,957	2,803

Schedule of other segment items included in the consolidated income statement

	Amortisation and	Amortisation and	Amortisation and
	impairment of	impairment of	impairment of
	intangibles[1]	intangibles[1]	intangibles[1]
	2022	2021	2020
	£m	£m	£m
North America	59	34	30
Europe (incl. LATAM)	29	14	15
UK & Sub-Saharan Africa	—	9	9
Asia & MENAT	20	7	17
Pacific	4	4	4
Central and regional	6	6	7
Disposed businesses	—	—	—
Total	118	74	82
Tax effect	(25)	(18)	(18)
Total after tax effect	93	56	64
1.	Excluding computer software.